Other Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Other Liability Abstract
Accounts payable	$ 1,716,667	$ 2,441,208
Accrued expenses and other accruals	7,221,706	5,858,245
Listing related cost payables (note 24)	3,661,148
Lease liability	1,563,389
Income tax payable (note 27)	700,372
Other liabilities	$ 14,863,282	$ 8,299,453